Advances for Vessels Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Advances for Vessel Acquisitions Disclosure [Abstract]
Pre-delivery installments	$ 209,981	$ 143,131
Capitalized interest and finance costs	4,863	2,773
Other capitalized costs	2,725	2,469
Total	$ 217,569	$ 148,373